PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
PREPAIDS AND OTHER
Schedule of components of prepaids and other
	2012	2011
Inventory advances	$17,613	$16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
	$24,252	$20,674